Business Segment Information (Reconciliation of Total Net Business Profits under Internal Management Reporting Systems to Income Before Income Tax Expense on Consolidated Statements of Income) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net business profits (losses) + Net gains (losses) related to ETFs and others	¥ 672,600	¥ 408,400	¥ 538,000
Adjustment to reconcile management reporting to Japanese GAAP:
General and administrative expenses: non-allocated gains (losses), net	46,300	23,300	(30,900)
Expenses related to portfolio problems (including reversal of (provision for) general reserve for losses on loans)	(183,300)	(30,700)	(17,000)
Gains on reversal of reserves for possible losses on loans, and others	11,600	11,200	173,300
Net gains (losses) related to stocks—Net gains (losses) related to ETFs and others	126,600	259,900	191,900
Net extraordinary gains(losses)	(19,200)	(497,900)	17,500
Others	(35,900)	(57,900)	(72,800)
Income before income tax expense under Japanese GAAP	618,700	116,300	800,000
Adjustment to reconcile Japanese GAAP to U.S. GAAP:
Derivative financial instruments and hedging activities	111,200	45,300	(110,200)
Investments	(480,900)	(273,300)	98,100
Loans	(3,000)	(11,900)	(2,400)
Allowances for loan losses and off-balance-sheet instruments	700	(5,800)	6,800
Premises and equipment	(96,100)	303,600	35,400
Land revaluation	2,100	10,200	3,400
Business combinations	6,000	(12,800)	15,600
Pension liabilities	(56,700)	(32,200)	(4,400)
Consolidation of variable interest entities	39,300	(39,000)	2,700
Foreign currency translation	17,300	1,700	12,100
Others	(5,100)	(17,000)	(17,800)
Income before income tax expense	¥ 153,490	¥ 85,060	¥ 839,298